OTHER INVESTMENTS - Narratives (Details)	Jun. 30, 2026	Jun. 30, 2025
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [abstract]
Marketability unobservable inputs rate	15.40%	15.30%
Minority discounts unobservable input rate	15.60%	16.90%